UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported): February 1, 2017

Commission File Number of securitizer: Not Applicable

Central Index Key Number of securitizer: 0001631244

Altisource Residential, L.P.

Stephen H. Gray, Chief Administrative Officer and Senior Counsel

Telephone 770-644-7450

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☑

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Altisource Residential, L.P. has indicated by check mark that there is no activity to report for the annual period ending on December 31, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ALTISOURCE RESIDENTIAL, L.P. (Securitizer)

By:	Altisource Residential GP, LLC, its general partner

By:	Altisource Residential Corporation, its sole member

By:	/s/ Stephen H. Gray

Name:	Stephen H. Gray

Title:	Authorized Signatory

Date: February 1, 2017